ACQUISITIONS	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
ACQUISITIONS
NOTE 3:-	ACQUISITIONS

The Company accounted for the following transaction as a business combination and allocated the purchase consideration to assets acquired and liabilities assumed based on their estimated fair values.

In addition, the transactions included additional consideration related to compensation for post combination services which were recorded as prepaid expenses and other long term assets and will be recognized over the requisite service period.

a.
On September 1, 2021, the Company completed the acquisition of all outstanding shares of Avanan Inc. (“Avanan”), a privately-held US-based company providing cloud email security, and the developer of a patented application-programming interface (API) solution to stop email threats before arriving to the inbox (inline), for both internal and external emails using AI based engines. The Company acquired Avanan for total consideration of approximately $227.1.

b.
On February 3, 2022, the Company completed the acquisition of all outstanding shares of Spectral Cyber Technologies Ltd. (“Spectral”), a privately-held Israeli-based company, is a key innovator in developer security with a thriving open-source community. Spectral’s developer-first approach to security focuses on code safety and trust, fast code scanning and simple and cool developer experience.

c.
On September 11, 2023, the Company completed the acquisition of all outstanding shares of Atmosec Ltd. (“Atmosec”), a privately-held Israeli-based company, An early-stage start-up, Atmosec specializes in the rapid discovery and disconnection of malicious SaaS applications, preventing risky third party SaaS communications, and rectifying SaaS misconfigurations.

d.
On September 13, 2023, the Company completed the acquisition of all outstanding shares of Perimeter 81 Ltd. (“Perimeter 81”), a privately-held Israeli-based company, recognized as a leader in the Forrester Zero Trust Wave, brings an innovative approach to security service edge (SSE) that combines cloud and on-device protection. Perimeter 81 is offering a unique suite of capabilities, including Zero Trust Access, full mesh connectivity between users, branches and applications. The Company acquired Perimeter 81 for total consideration of approximately $503.1.

The Company allocated the purchase price to tangible and identified intangible assets acquired and liabilities assumed based on the preliminary estimates of their fair values, which were determined using generally accepted valuation techniques based on estimates and assumptions made by management. The fair values are subject to adjustment for up to one year after the close of the transaction as additional information is obtained. Any adjustments to the preliminary purchase price allocation identified during the measurement period are recognized in the period in which the adjustments are determined.

Goodwill arising from the Perimeter 81 acquisition was primarily assigned to the synergies between Perimeter 81 solution with Check Point Infinity´s architecture which allows Check Point to deliver a complete Secure Access Service Edge (SASE) offering across internet access, Zero-Trust private access, SaaS security and SD-WAN. This positions Check Point to lead in delivering unparalleled security solutions tailored to intricate cloud environments and enables Check Point to enter new fields or markets. Goodwill is expected to be deductible for income tax purposes.

	Weighted Average Useful Life	Amount

Goodwill		$314.9
Core technology	8 Years	99.6
Customer relationship	2 Years	57.0
Net assets assumed		31.6
Total		$503.1

The fair value of Core technology was determined using the income approach, specifically the multi-period excess earnings method.

Customer relationships represent the fair value of existing contractual relationships and customer loyalty determined based on existing relationships using the income approach, specifically the with and without method.

The fair value of the identified intangible assets subject to amortization are amortized over the assets’ estimated useful lives based on the pattern in which the economic benefits are expected to be received to cost of revenues and operating expenses.

From the Perimeter 81 Acquisition Date to December 31, 2023, the Consolidated Statements of Income include immaterial revenue and operating results attributable to Perimeter 81.

In 2023, Perimeter 81 acquisition-related costs were immaterial and recorded on the Company’s Consolidated Statements of Income. Acquisition-related costs are primarily comprised of direct transaction costs.

Unaudited Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.

e.
On October 17, 2023, the Company completed the acquisition of all outstanding shares of R&M computer consultants, Inc. (“rmsource”), a privately-held US-based company, rmsource is a provider of managed cybersecurity services, cloud security and cloud migration and IT management.